TAXES (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES

Loss before provision for income taxes consisted of:

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Outside China	$(468,840)	$(302,695)
China	(260,722)	(890,638)
Loss before income taxes	$(729,562)	$(1,193,333)

SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE

Income tax (benefit) expense consisted of the following:

	For the Six Months Ended December 31,
	2025	2023
	(Unaudited)	(Unaudited)
Current
China	$(65,340)	$47
Deferred
China	(80,923)	(67,465)
Income tax benefit	$(146,263)	$(67,418)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended December 31:

	For the Six Months Ended December 31,
	2025		2024
	(Unaudited)		(Unaudited)
Income tax at expected tax rates	$(182,391)	25.0%	$(298,332)	25.0%
Non-deductible expenses	38,725	(5.3)%	47,761	(4.0)%
Effect of PRC preferential tax rate(1)	72,257	(9.9)%	(28,043)	2.3%
Non-PRC entities not subject to PRC tax	117,210	(16.1)%	75,674	(6.3)%
Allowance for deferred tax assets (2)	(199,486)	27.3%	128,725	(10.8)%
Other	7,422	(1.0)%	6,797	(0.6)%
Effective tax rate	$(146,263)	20.0%	$(67,418)	5.6%

(1)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%.

Effective tax rate decreased by 9.9% for the six months ended December 31, 2025 due to the effect of preferential tax policies. Effective tax rate increased by 2.3% for the six months ended December 31, 2024 since net income generated by Li Bang Kitchen Appliance was offset by the losses of other subsidiaries of the Company.

(2)

For the six months ended December 31, 2025, the profits generated by Wuxi Li Bang and Suzhou Deji were used to offset prior-year loss carryforwards. As a result, the valuation allowance previously recorded on loss carryforwards was reversed, which increased the effective tax rate.

The Company incurred net loss of $1.13 million for the six months ended December 31, 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets.

SCHEDULE OF DEFERRED TAX ASSETS	Deferred tax assets:
	December 31,	June 30,
	2025	2025
	(Unaudited)
Allowance for expected credit losses	$784,701	$690,158

SCHEDULE OF TAXES PAYABLE

Taxes payable consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
VAT	$746,638	$938,643
Income taxes	2,212,596	2,238,075
Dividend withholding	89,755	88,128
Other	12,182	3,570
Total	$3,061,171	$3,268,416